Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A Ordinary Shares
Weighted average shares outstanding of diluted	31,116,305	31,116,305	31,116,305	18,823,444	25,360,688
Diluted net income (loss) per ordinary share	$ 0.08	$ (0.30)	$ 0.18	$ (0.45)	$ (0.49)
Class B Ordinary Shares
Weighted average shares outstanding of diluted	7,779,076	7,779,076	7,779,076	7,421,910	7,611,848
Diluted net income (loss) per ordinary share	$ 0.08	$ (0.30)	$ 0.18	$ (0.45)	$ (0.49)